Document and Entity Information	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	BED BATH & BEYOND INC
Entity Incorporation, State or Country Code	NY
Entity File Number	000-20214
Entity Tax Identification Number	11-2250488
Entity Address, Address Line One	650 Liberty Avenue
Entity Address, City or Town	Union
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07083
City Area Code	908
Local Phone Number	688-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000886158
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	BBBY
Security Exchange Name	NASDAQ